INCOME TAX - Changes in valuation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Valuation Allowance [Abstract]
Balance, beginning of period	¥ 338,232	¥ 45,804	¥ 6,714
Additions	852,923	292,428	39,090
Balance, end of period	¥ 1,191,155	¥ 338,232	¥ 45,804